Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets:
Short-term investments	¥ 5,926,600,761	$ 930,012,987	¥ 5,042,314,438
Investment in equity method investee under fair value option			306,275,523
Long-term investments	62,425,472	9,795,919
Derivative instruments	17,375,517	2,726,598
Liabilities:
Guarantee liabilities	885,303	138,923	11,697,633
Convertible senior notes	611,000,109	95,879,250	626,692,320
Active market (Level 1) [Member]
Assets:
Short-term investments	2,412,379,263	378,554,948
Investment in equity method investee under fair value option			306,275,523
Long-term investments	62,425,472	9,795,919
Observable Input (Level 2) [Member]
Assets:
Short-term investments	3,514,221,498	551,458,039	5,042,314,438
Derivative instruments	17,375,517	2,726,598
Liabilities:
Convertible senior notes	611,000,109	95,879,250	626,692,320
Non-Observable Input (Level 3) [Member]
Liabilities:
Guarantee liabilities	¥ 885,303	$ 138,923	¥ 11,697,633